Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Cash and Cash Equivalents
Current deposits	€ 8	€ 5
Restricted cash	24
Cash in hand and at banks	793	975
Total cash and cash equivalents	€ 825	€ 980	€ 529		€ 549

[1]	(See Note 2.d)